Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 6,850,184,820	$ 6,572,353,994	$ 6,110,688,761
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	11,833,075,817	11,569,978,697
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(4,982,890,997)	(4,997,624,703)
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,471,906,134	3,099,937,769	2,404,299,833
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,471,906,134	3,099,937,769
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	70,029,950	64,680,270	78,715,479
Land [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	70,029,950	64,680,270
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	629,613,090	441,878,570	470,778,536
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	820,488,268	629,754,211
Buildings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(190,875,178)	(187,875,641)
Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(4,168,517,659)	(4,224,174,273)
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,856,583,768	2,211,136,474	2,214,058,844
Generation Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	7,025,101,427	6,435,310,747
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	769,357,993	708,440,346	874,097,797
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,283,066,501	1,188,201,802
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(513,708,508)	(479,761,456)
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	52,392,667	45,782,339	67,933,066
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	141,407,876	131,402,242
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(89,015,209)	(85,619,903)
Other Plants and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	301,218	498,226	$ 805,206
Other Plants and equipment | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	21,075,661	20,691,656
Other Plants and equipment | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ (20,774,443)	$ (20,193,430)